Note 5 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
	2023	2022
	kEUR	kEUR

Finland	-	291
Germany	1,037	1,400
Total	1,037	1,691